Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Aug. 31, 2013 USD ($)	Sep. 26, 2015 USD ($)	Jun. 27, 2015 USD ($)	Mar. 28, 2015 USD ($)	Dec. 27, 2014 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 USD ($)	Sep. 26, 2015 USD ($) Segment	Sep. 27, 2014 USD ($)	Sep. 28, 2013 USD ($)	Oct. 01, 2011 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment										4
Research and development expenditures										$ 33	$ 32	$ 28
Stock based compensation expense	$ 8									21	15	16
Inventory reserve		$ 20				$ 19				$ 20	19
Contractual period										10 years
Interest costs capitalized										$ 6	6	5
Fixed asset impairment charges										2	7	5
Goodwill impairment charge													$ 165
Debt issuance costs		4				4				4	4
Accrual for customer rebates		53				50				53	50
Cost of goods sold		$ 975	$ 1,003	$ 997	$ 1,037	$ 1,114	$ 1,089	$ 1,023	$ 964	4,012	4,190	$ 3,835
Early adoption adjustment										$ 5	$ 16
Supplier Concentration Risk
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage										21.00%
Minimum | Buildings and improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life										15 years
Minimum | Machinery, equipment, and tooling
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life										2 years
Maximum | Buildings and improvements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life										25 years
Maximum | Machinery, equipment, and tooling
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life										10 years
Customer Relationships | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life										11 years
Customer Relationships | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life										20 years
Technology
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life										11 years
Licenses
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life										10 years
Patents
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, weighted-average life										15 years
Patents | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life										10 years
Patents | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite intangible assets, useful life										20 years